Selected Balance Sheet Data - Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Security deposits	$ 2,661	$ 1,599
Duty drawback receivable	2,709	0
Other non-current assets	775	739
Total other non-current assets	$ 6,145	$ 2,338	$ 1,599